ARROW INVESTMENTS TRUST

6100 Chevy Chase Dr., Suite 100

Laurel, MD 20707

December 6, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	Arrow Investments Trust

Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A

(File No. 333-178164, CIK No. 0001527428)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Arrow Investments Trust (the "Trust"), on behalf of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, Arrow Managed Futures Strategy Fund, Arrow DWA Tactical: Macro ETF, Arrow DWA Tactical: International ETF, and Arrow Reverse Cap 500 ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Statement of Additional Information of the Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, and Arrow Managed Futures Strategy Fund, and form of Prospectus and Statement of Additional Information of the Arrow DWA Tactical: Macro ETF, Arrow DWA Tactical: International ETF, and Arrow Reverse Cap 500 ETF that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 97 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 28, 2022 (Accession No. 0001580642-22-005906).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Secretary